Expense Example - PGIM Income Builder Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	2,385
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	2,611
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	1,353
Expense Example, with Redemption, 10 Years	3,048
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,712
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	$ 1,681